Note 14 - Property and Equipment, Net - Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment, Gross	$ 22,409,915	$ 21,430,918
Less: accumulated depreciation	(16,620,381)	(16,567,969)
	5,789,534	4,862,949
Technology Equipment [Member]
Property and Equipment, Gross	10,638,276	9,842,789
Computer Equipment [Member]
Property and Equipment, Gross	2,163,506	1,995,876
Furniture and Fixtures [Member]
Property and Equipment, Gross	3,800,591	4,052,425
Vehicles [Member]
Property and Equipment, Gross	875,729	929,340
Leasehold Improvements [Member]
Property and Equipment, Gross	$ 4,931,813	$ 4,610,488